Subsequent Events (Details) - Subsequent Event [Member] - USD ($)					3 Months Ended
	May 22, 2024	May 14, 2024	Apr. 19, 2024	Mar. 20, 2024	Apr. 30, 2024
Subsequent Events [Line Items]
Received proceeds (in Dollars)					$ 300,000
Purchase shares				390,000
Expire years			5 years	3 years
Shares issued				450,000
Date of adoption				1 year
Equity financing (in Dollars)			$ 8,400,000
Purchase an additional shares			2,100,000
Number of shares			1
Exercise price per share (in Dollars per share)	$ 6.43
Warrant [Member]
Subsequent Events [Line Items]
Prices per share (in Dollars per share)			$ 4
Number of shares			2
Exercise price per shares (in Dollars per share)			$ 6.43
Expire date			Apr. 19, 2029
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued				1,400,000
Purchase an additional shares	152,460
Common Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Prices per share (in Dollars per share)				$ 2.37
Common Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Prices per share (in Dollars per share)				$ 2.61
TII Jet Services LDA [Member]
Subsequent Events [Line Items]
Prices per share (in Dollars per share)		$ 4
Outstanding principal amount (in Dollars)		$ 300,000
Conversion of principal (in Dollars)		$ 300,000
TII Jet Services LDA [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Prices per share (in Dollars per share)		$ 4
Accrued interest (in Dollars)		$ 4,922
Common stock shares		76,230
Board of Directors [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued				875,000